Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Columbia New York Intermediate Municipal Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 11,228	$ 10,544	$ 10,339	$ 11,466	$ 11,150	$ 10,989	$ 10,179	$ 10,293	$ 10,167	$ 9,906	$ 9,698
Columbia New York Intermediate Municipal Bond Fund - Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,879	11,117	10,874	12,041	11,680	11,482	10,609	10,702	10,545	10,249	10,000
Columbia New York Intermediate Municipal Bond Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 11,879	11,128	10,884	12,041	11,680	11,482	10,609	10,702	10,545	10,249	10,000
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 11,942	11,182	10,921	12,084	11,714	11,508	10,626	10,709	10,545	10,249	10,000
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 11,969	11,202	10,935	12,102	11,716	11,515	10,621	10,699	10,545	10,249	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,548	11,439	11,144	12,661	12,336	11,908	10,883	10,939	10,704	10,287	10,000
Bloomberg New York 3-15 Year Blend Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York 3-15 Year Blend Municipal Bond Index
Account Value	$ 12,252	$ 11,376	$ 11,055	$ 12,190	$ 11,862	$ 11,601	$ 10,699	$ 10,805	$ 10,600	$ 10,272	$ 10,000